Subsequent Events - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 18, 2018	Jan. 17, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018
Subsequent Event [Line Items]
Cash dividends declared per common share			$ 0.08	$ 0.30	$ 0.38	$ 0.20	$ 0.25
Subsequent Event
Subsequent Event [Line Items]
Cash dividends declared per common share		$ 0.08
Cash dividend declared date	Apr. 18, 2018	Jan. 17, 2018
Cash dividend payable date	May 15, 2018	Feb. 15, 2018
Cash dividend declared, record date	Apr. 30, 2018	Jan. 31, 2018
Cash dividend payable amount								$ 1,275,000